INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 7: INTANGIBLE ASSETS

Intangible assets consisted of the following:

	December 31,	December 31,
	2012	2011
Patents	$4,704,853	$-
Software	50,466	50,466
Less: Accumulated amortization	(115,095)	(9,625)
	$4,640,224	$40,841

Intangible assets amounted to $4,640,224 and $40,841 as of December 31, 2012 and December 31, 2011, respectively, mainly consisted of patents and software acquired. The acquired software in the amount of $50,466 is for the purpose of managing laboratory results pursuant to a software installation agreement that was entered into on June 8, 2011. Amortization expense related to software for the years ended December 31, 2012 and 2011 was $17,090 and $9,625, respectively.

Patents amounted to $4,704,853 and $0 as of December 31, 2012 and 2011, respectively, and mainly consisted of patents acquired from Acueity on September 30, 2012 in an asset purchase transaction (see Note 15). Amortization expense related to patents was $88,650 and $0 for the years ended December 31, 2012 and December 31, 2011, respectively.

Future estimated amortization expenses as of December 31, 2012 for the five succeeding years is as follows:

As of December 31,	Amounts
2013	$374,415
2014	364,790
2015	357,593
2016	357,593
2017	357,593
Thereafter	2,828,240
$4,640,224